Segment Information - Summary of Financial Information on Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Sales	$ 20,023	$ 19,636
Freight, transportation and distribution	768	864
Cost of goods sold	13,814	13,380
GROSS MARGIN	5,441	5,392
Selling expense	2,505	2,337
General and administrative expense	404	423
Provincial mining and other taxes	292	250
Share-based compensation expense (Note 6)	104	116
Impairment of assets (Note 15)	120	1,809
Other (income) expenses	154	43
Earnings (loss) before finance costs	1,862	414
Depreciation and amortization	1,799	1,592
Assets	46,799	45,502
Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	(1,060)	(1,164)
Freight, transportation and distribution	(141)	(73)
Net sales	(919)	(1,091)
Cost of goods sold	(924)	(1,056)
GROSS MARGIN	5	(35)
Selling expense	0	0
General and administrative expense	0	0
Provincial mining and other taxes		0
Share-based compensation expense (Note 6)		0
Impairment of assets (Note 15)	0	0
Other (income) expenses	0	0
Earnings (loss) before finance costs	5	(35)
Depreciation and amortization	0	0
Assets	(205)	(642)
Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Nitrogen [Member]
Disclosure of operating segments [Line Items]
Sales	3,220	3,338
Freight, transportation and distribution	372	373
Net sales	2,848	2,965
Cost of goods sold	2,148	2,145
GROSS MARGIN	700	820
Selling expense	25	32
General and administrative expense	15	20
Share-based compensation expense (Note 6)		0
Impairment of assets (Note 15)	0	0
Other (income) expenses	(46)	(8)
Earnings (loss) before finance costs	704	773
Depreciation and amortization	535	442
Assets	10,991	10,386
Nitrogen [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	612	626
Nitrogen [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	2,608	2,712
Retail [Member] | Operating segments [Member]
Disclosure of operating segments [Line Items]
Sales	13,221	12,520
Freight, transportation and distribution	0	0
Net sales	13,221	12,520
Cost of goods sold	9,981	9,485
GROSS MARGIN	3,240	3,035
Selling expense	2,484	2,303
General and administrative expense	112	100
Provincial mining and other taxes		0
Share-based compensation expense (Note 6)		0
Impairment of assets (Note 15)	0	0
Other (income) expenses	8	(75)
Earnings (loss) before finance costs	636	707
Depreciation and amortization	595	499
Assets	19,990	17,964
Retail [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	38	50
Retail [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	13,183	12,470
Potash [Member]
Disclosure of operating segments [Line Items]
Sales	2,909	3,016
Freight, transportation and distribution	305	349
Net sales	2,604	2,667
Cost of goods sold	1,103	1,183
GROSS MARGIN	1,501	1,484
Selling expense	9	14
General and administrative expense	6	10
Share-based compensation expense (Note 6)		0
Impairment of assets (Note 15)	0	1,809
Other (income) expenses	(4)	14
Earnings (loss) before finance costs	1,203	(607)
Depreciation and amortization	390	404
Assets	11,696	11,710
Potash [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	207	220
Potash [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	2,702	2,796
Phosphate [Member]
Disclosure of operating segments [Line Items]
Sales	1,600	1,776
Freight, transportation and distribution	232	215
Net sales	1,368	1,561
Cost of goods sold	1,373	1,473
GROSS MARGIN	(5)	88
Selling expense	5	10
General and administrative expense	7	9
Share-based compensation expense (Note 6)		0
Impairment of assets (Note 15)	0	0
Other (income) expenses	25	6
Earnings (loss) before finance costs	(43)	62
Depreciation and amortization	237	193
Assets	2,198	2,406
Phosphate [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	203	268
Phosphate [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	1,397	1,508
Others [Member]
Disclosure of operating segments [Line Items]
Sales	133	150
Freight, transportation and distribution	0	0
Net sales	133	150
Cost of goods sold	133	150
GROSS MARGIN	0	0
Selling expense	(18)	(22)
General and administrative expense	264	284
Impairment of assets (Note 15)	120	0
Other (income) expenses	171	106
Earnings (loss) before finance costs	(643)	(486)
Depreciation and amortization	42	54
Assets	2,129	3,678
Others [Member] | Eliminations [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Others [Member] | Third parties [Member]
Disclosure of operating segments [Line Items]
Sales	$ 133	$ 150